Loans from Third Parties (Tables)	12 Months Ended
Sep. 30, 2023
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
	As of September 30,
	2023	2022
	US$	US$
Loans from third parties – current	$22,615	$108,245
Loans from third party – noncurrent	-	107,542
Total loans from third parties	$22,615	$215,787